Subsidiary Preferred Shares - Schedule of Changes in the Value of Subsidiary Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	$ 169
Ending balance	169	$ 169
Subsidiary preferred shares
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	169	169
Issuance of Seaport preferred shares – financing cash flow	0	68,100
Increase in value of preferred shares measured at fair value – finance income	0	8,108
Deconsolidation of subsidiary - (Seaport)	0	(76,208)
Ending balance	$ 169	$ 169